Quarterly Report
December 31, 2021
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
December 31, 2021 (Unaudited)

Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	11

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,596,521	$1,171,740,025
A.O. Smith Corp.	1,518,254	130,342,106
Abbott Laboratories	20,190,388	2,841,595,207
AbbVie, Inc.	20,189,503	2,733,658,706
ABIOMED, Inc. (a)	517,670	185,931,534
Accenture PLC Class A	7,222,137	2,993,936,893
Activision Blizzard, Inc.	8,866,877	589,913,327
Adobe, Inc. (a)	5,426,169	3,076,963,393
Advance Auto Parts, Inc.	744,677	178,633,119
Advanced Micro Devices, Inc. (a)	13,813,412	1,987,749,987
AES Corp.	7,597,075	184,608,922
Aflac, Inc.	7,031,147	410,548,673
Agilent Technologies, Inc.	3,459,211	552,263,036
Air Products & Chemicals, Inc.	2,523,714	767,865,222
Akamai Technologies, Inc. (a)	1,856,836	217,324,085
Alaska Air Group, Inc. (a)	1,426,457	74,318,410
Albemarle Corp.	1,333,615	311,759,179
Alexandria Real Estate Equities, Inc. REIT	1,610,567	359,092,018
Align Technology, Inc. (a)	837,373	550,304,788
Allegion PLC	1,022,954	135,480,028
Alliant Energy Corp.	2,852,306	175,331,250
Allstate Corp.	3,273,716	385,152,687
Alphabet, Inc. Class A (a)	3,435,276	9,952,131,983
Alphabet, Inc. Class C (a)	3,192,790	9,238,625,216
Altria Group, Inc.	21,021,946	996,230,021
Amazon.com, Inc. (a)	4,981,162	16,608,887,703
Amcor PLC	17,573,001	211,051,742
Ameren Corp.	2,937,548	261,471,147
American Airlines Group, Inc. (a)	7,373,054	132,420,050
American Electric Power Co., Inc.	5,706,964	507,748,587
American Express Co.	7,164,077	1,172,042,997
American International Group, Inc.	9,480,580	539,065,779
American Tower Corp. REIT	5,184,210	1,516,381,425
Common Stocks	Shares	Value
American Water Works Co., Inc.	2,069,742	$390,891,474
Ameriprise Financial, Inc.	1,295,958	390,938,690
AmerisourceBergen Corp.	1,693,981	225,113,135
AMETEK, Inc.	2,635,920	387,585,677
Amgen, Inc.	6,465,804	1,454,611,926
Amphenol Corp. Class A	6,820,004	596,477,550
Analog Devices, Inc.	6,132,494	1,077,908,470
ANSYS, Inc. (a)	992,694	398,189,417
Anthem, Inc.	2,779,398	1,288,362,149
Aon PLC Class A	2,516,209	756,271,777
APA Corp.	4,331,968	116,486,620
Apple, Inc.	177,989,058	31,605,517,029
Applied Materials, Inc.	10,310,971	1,622,534,397
Aptiv PLC (a)	3,084,131	508,727,408
Archer-Daniels-Midland Co.	6,377,169	431,032,853
Arista Networks, Inc. (a)	2,561,826	368,262,487
Arthur J Gallagher & Co.	2,355,105	399,590,665
Assurant, Inc.	670,409	104,489,947
AT&T, Inc.	81,324,473	2,000,582,036
Atmos Energy Corp.	1,491,530	156,267,598
Autodesk, Inc. (a)	2,507,999	705,224,239
Automatic Data Processing, Inc.	4,822,883	1,189,226,490
AutoZone, Inc. (a)	239,142	501,334,897
AvalonBay Communities, Inc. REIT	1,591,725	402,053,818
Avery Dennison Corp.	945,314	204,726,653
Baker Hughes Co.	9,983,961	240,214,102
Ball Corp.	3,723,180	358,430,539
Bank of America Corp.	82,237,620	3,658,751,714
Bank of New York Mellon Corp.	8,674,903	503,838,366
Bath & Body Works, Inc.	3,018,274	210,645,342
Baxter International, Inc.	5,699,601	489,253,750
Becton Dickinson and Co.	3,274,709	823,523,819
Berkshire Hathaway, Inc. Class B (a)	20,913,298	6,253,076,102
Best Buy Co., Inc.	2,560,848	260,182,157
Biogen, Inc. (a)	1,697,428	407,246,926

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)

Common Stocks	Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	245,439	$185,446,345
Bio-Techne Corp.	443,635	229,510,131
BlackRock, Inc.	1,628,658	1,491,134,118
Boeing Co. (a)	6,281,861	1,264,664,257
Booking Holdings, Inc. (a)	468,018	1,122,882,826
BorgWarner, Inc.	2,744,185	123,680,418
Boston Properties, Inc. REIT	1,619,795	186,567,988
Boston Scientific Corp. (a)	16,234,053	689,622,571
Bristol-Myers Squibb Co.	25,309,034	1,578,018,270
Broadcom, Inc.	4,700,684	3,127,882,140
Broadridge Financial Solutions, Inc.	1,324,346	242,116,936
Brown & Brown, Inc.	2,665,079	187,301,752
Brown-Forman Corp. Class B	2,082,102	151,701,952
C.H. Robinson Worldwide, Inc.	1,500,504	161,499,246
Cadence Design Systems, Inc. (a)	3,155,182	587,968,166
Caesars Entertainment, Inc. (a)	2,395,181	224,021,279
Campbell Soup Co.	2,329,028	101,219,557
Capital One Financial Corp.	4,859,404	705,050,926
Cardinal Health, Inc.	3,304,323	170,139,591
CarMax, Inc. (a)	1,856,740	241,803,250
Carnival Corp. (a)	9,105,664	183,205,960
Carrier Global Corp.	9,892,162	536,550,867
Catalent, Inc. (a)	1,942,596	248,710,566
Caterpillar, Inc.	6,177,146	1,277,063,164
Cboe Global Markets, Inc.	1,216,018	158,568,747
CBRE Group, Inc. Class A (a)	3,827,428	415,314,212
CDW Corp.	1,566,664	320,821,454
Celanese Corp.	1,265,817	212,733,205
Centene Corp. (a)	6,647,213	547,730,351
CenterPoint Energy, Inc.	7,183,527	200,492,239
Common Stocks	Shares	Value
Ceridian HCM Holding, Inc. (a)	1,538,093	$160,669,195
Cerner Corp.	3,368,196	312,804,363
CF Industries Holdings, Inc.	2,456,703	173,885,438
Charles River Laboratories International, Inc. (a)	573,211	215,974,441
Charles Schwab Corp.	17,168,647	1,443,883,213
Charter Communications, Inc. Class A (a)	1,412,784	921,092,784
Chevron Corp.	22,034,411	2,585,738,131
Chipotle Mexican Grill, Inc. (a)	320,313	559,987,202
Chubb, Ltd.	4,918,478	950,790,982
Church & Dwight Co., Inc.	2,798,209	286,816,422
Cigna Corp.	3,784,527	869,040,935
Cincinnati Financial Corp.	1,708,744	194,677,204
Cintas Corp.	997,719	442,159,129
Cisco Systems, Inc.	48,166,014	3,052,280,307
Citigroup, Inc.	22,658,357	1,368,338,179
Citizens Financial Group, Inc.	4,856,513	229,470,239
Citrix Systems, Inc.	1,413,319	133,685,844
Clorox Co.	1,399,960	244,097,026
CME Group, Inc.	4,094,505	935,430,612
CMS Energy Corp.	3,311,919	215,440,331
Coca-Cola Co.	44,395,718	2,628,670,463
Cognizant Technology Solutions Corp. Class A	5,992,109	531,619,910
Colgate-Palmolive Co.	9,616,808	820,698,395
Comcast Corp. Class A	52,161,534	2,625,290,006
Comerica, Inc.	1,525,911	132,754,257
Conagra Brands, Inc.	5,475,361	186,983,578
ConocoPhillips	15,061,615	1,087,147,371
Consolidated Edison, Inc.	4,039,844	344,679,490
Constellation Brands, Inc. Class A	1,875,919	470,799,391
Cooper Cos., Inc.	561,373	235,181,605
Copart, Inc. (a)	2,437,294	369,542,516

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)

Common Stocks	Shares	Value
Corning, Inc.	8,763,054	$326,248,500
Corteva, Inc.	8,368,736	395,673,838
Costco Wholesale Corp.	5,045,780	2,864,489,306
Coterra Energy, Inc.	9,261,273	175,964,187
Crown Castle International Corp. REIT	4,927,592	1,028,585,554
CSX Corp.	25,328,014	952,333,326
Cummins, Inc.	1,636,532	356,993,090
CVS Health Corp.	15,029,712	1,550,465,090
D.R. Horton, Inc.	3,716,120	403,013,214
Danaher Corp.	7,262,797	2,389,532,841
Darden Restaurants, Inc.	1,485,240	223,736,554
DaVita, Inc. (a)	766,362	87,181,341
Deere & Co.	3,235,971	1,109,582,096
Delta Air Lines, Inc. (a)	7,295,059	285,090,906
DENTSPLY SIRONA, Inc.	2,491,463	138,998,721
Devon Energy Corp.	7,177,714	316,178,302
DexCom, Inc. (a)	1,102,927	592,216,653
Diamondback Energy, Inc.	1,940,304	209,261,786
Digital Realty Trust, Inc. REIT	3,221,422	569,772,909
Discover Financial Services	3,411,345	394,215,028
Discovery, Inc. Class A (a)	1,864,787	43,897,086
Discovery, Inc. Class C (a)	3,343,032	76,555,433
DISH Network Corp. Class A (a)	2,841,752	92,186,435
Dollar General Corp.	2,691,970	634,847,285
Dollar Tree, Inc. (a)	2,568,023	360,858,592
Dominion Energy, Inc.	9,217,575	724,132,692
Domino's Pizza, Inc.	419,814	236,913,635
Dover Corp.	1,641,308	298,061,533
Dow, Inc.	8,500,542	482,150,742
DTE Energy Co.	2,209,185	264,085,975
Duke Energy Corp.	8,770,650	920,041,185
Duke Realty Corp. REIT	4,294,443	281,887,239
DuPont de Nemours, Inc.	5,961,703	481,586,368
DXC Technology Co. (a)	2,871,950	92,448,071
Common Stocks	Shares	Value
Eastman Chemical Co.	1,547,246	$187,077,514
Eaton Corp. PLC	4,544,238	785,335,211
eBay, Inc.	7,268,126	483,330,379
Ecolab, Inc.	2,838,038	665,775,334
Edison International	4,328,432	295,415,484
Edwards Lifesciences Corp. (a)	7,106,889	920,697,470
Electronic Arts, Inc.	3,243,189	427,776,629
Eli Lilly & Co.	9,067,238	2,504,552,480
Emerson Electric Co.	6,815,917	633,675,803
Enphase Energy, Inc. (a)	1,534,678	280,753,993
Entergy Corp.	2,290,307	258,003,084
EOG Resources, Inc.	6,657,174	591,356,766
EPAM Systems, Inc. (a)	647,520	432,834,744
Equifax, Inc.	1,388,972	406,677,112
Equinix, Inc. REIT	1,023,594	865,796,749
Equity Residential REIT	3,885,373	351,626,256
Essex Property Trust, Inc. REIT	741,111	261,041,528
Estee Lauder Cos., Inc. Class A	2,643,534	978,636,287
Etsy, Inc. (a)	1,448,182	317,064,967
Everest Re Group, Ltd.	453,927	124,339,684
Evergy, Inc.	2,609,019	179,004,794
Eversource Energy	3,917,990	356,458,730
Exelon Corp.	11,148,300	643,925,808
Expedia Group, Inc. (a)	1,667,560	301,361,443
Expeditors International of Washington, Inc.	1,936,504	260,053,122
Extra Space Storage, Inc. REIT	1,526,090	346,010,386
Exxon Mobil Corp.	48,347,560	2,958,387,196
F5, Inc. (a)	684,754	167,566,151
FactSet Research Systems, Inc.	431,600	209,761,916
Fastenal Co.	6,552,444	419,749,563
Federal Realty Investment Trust REIT	798,735	108,883,555
FedEx Corp.	2,805,719	725,671,162
Fidelity National Information Services, Inc.	6,953,661	758,992,098
Fifth Third Bancorp	7,869,463	342,715,114

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)

Common Stocks	Shares	Value
First Republic Bank	2,047,111	$422,748,893
FirstEnergy Corp.	6,202,132	257,946,670
Fiserv, Inc. (a)	6,794,669	705,218,696
FleetCor Technologies, Inc. (a)	940,746	210,576,585
FMC Corp.	1,467,386	161,251,048
Ford Motor Co.	44,737,151	929,190,626
Fortinet, Inc. (a)	1,545,930	555,607,242
Fortive Corp.	4,085,928	311,715,447
Fortune Brands Home & Security, Inc.	1,571,267	167,968,442
Fox Corp. Class A	3,685,862	136,008,308
Fox Corp. Class B	1,690,082	57,919,110
Franklin Resources, Inc.	3,137,148	105,063,087
Freeport-McMoRan, Inc.	16,742,529	698,665,735
Gap, Inc.	2,368,288	41,800,283
Garmin, Ltd.	1,716,918	233,792,724
Gartner, Inc. (a)	952,533	318,450,833
Generac Holdings, Inc. (a)	719,343	253,151,189
General Dynamics Corp.	2,632,040	548,701,379
General Electric Co.	12,514,263	1,182,222,426
General Mills, Inc.	6,911,081	465,668,638
General Motors Co. (a)	16,551,227	970,398,439
Genuine Parts Co.	1,632,628	228,894,446
Gilead Sciences, Inc.	14,295,136	1,037,969,825
Global Payments, Inc.	3,347,596	452,528,027
Globe Life, Inc.	1,066,977	99,997,084
Goldman Sachs Group, Inc.	3,876,878	1,483,099,679
Halliburton Co.	10,151,900	232,173,953
Hartford Financial Services Group, Inc.	3,954,483	273,017,506
Hasbro, Inc.	1,467,225	149,334,161
HCA Healthcare, Inc.	2,734,703	702,599,895
Healthpeak Properties, Inc. REIT	6,143,742	221,727,649
Henry Schein, Inc. (a)	1,592,560	123,471,177
Hershey Co.	1,658,095	320,791,640
Hess Corp.	3,138,736	232,360,626
Hewlett Packard Enterprise Co.	14,893,807	234,875,336
Common Stocks	Shares	Value
Hilton Worldwide Holdings, Inc. (a)	3,177,446	$495,649,802
Hologic, Inc. (a)	2,899,413	221,979,059
Home Depot, Inc.	12,052,090	5,001,737,871
Honeywell International, Inc.	7,862,834	1,639,479,517
Hormel Foods Corp.	3,225,560	157,439,584
Host Hotels & Resorts, Inc. REIT(a)	8,103,759	140,924,369
Howmet Aerospace, Inc.	4,400,692	140,074,026
HP, Inc.	13,159,538	495,719,796
Humana, Inc.	1,465,036	679,571,599
Huntington Bancshares, Inc.	16,820,710	259,375,348
Huntington Ingalls Industries, Inc.	457,974	85,522,065
IDEX Corp.	866,642	204,804,837
IDEXX Laboratories, Inc. (a)	969,965	638,683,154
IHS Markit, Ltd.	4,545,011	604,122,862
Illinois Tool Works, Inc.	3,267,261	806,360,015
Illumina, Inc. (a)	1,785,424	679,246,707
Incyte Corp. (a)	2,145,021	157,444,541
Ingersoll Rand, Inc.	4,620,615	285,877,450
Intel Corp.	46,445,864	2,391,961,996
Intercontinental Exchange, Inc. (b)	6,420,109	878,078,308
International Business Machines Corp.	10,219,399	1,365,924,870
International Flavors & Fragrances, Inc.	2,907,209	437,971,036
International Paper Co.	4,454,395	209,267,477
Interpublic Group of Cos., Inc.	4,488,194	168,082,865
Intuit, Inc.	3,227,198	2,075,798,298
Intuitive Surgical, Inc. (a)	4,061,919	1,459,447,497
Invesco, Ltd.	3,892,597	89,607,583
IPG Photonics Corp. (a)	412,256	70,965,748
IQVIA Holdings, Inc. (a)	2,183,499	616,052,408
Iron Mountain, Inc. REIT	3,311,380	173,284,515
J.M. Smucker Co.	1,235,652	167,826,255
Jack Henry & Associates, Inc.	847,120	141,460,569

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)

Common Stocks	Shares	Value
Jacobs Engineering Group, Inc.	1,485,209	$206,785,649
JB Hunt Transport Services, Inc.	958,452	195,907,589
Johnson & Johnson	30,064,797	5,143,184,823
Johnson Controls International PLC	8,118,898	660,147,596
JPMorgan Chase & Co.	33,747,622	5,343,935,944
Juniper Networks, Inc.	3,707,000	132,376,970
Kellogg Co.	2,896,606	186,599,359
KeyCorp.	10,893,740	251,972,206
Keysight Technologies, Inc. (a)	2,100,052	433,681,739
Kimberly-Clark Corp.	3,839,622	548,758,776
Kimco Realty Corp. REIT	6,915,768	170,473,681
Kinder Morgan, Inc.	22,223,118	352,458,651
KLA Corp.	1,740,988	748,816,349
Kraft Heinz Co.	8,087,923	290,356,436
Kroger Co.	7,750,308	350,778,940
L3Harris Technologies, Inc.	2,240,366	477,735,646
Laboratory Corp. of America Holdings (a)	1,101,747	346,179,925
Lam Research Corp.	1,607,933	1,156,345,017
Lamb Weston Holdings, Inc.	1,654,564	104,866,266
Las Vegas Sands Corp. (a)	3,781,498	142,335,585
Leidos Holdings, Inc.	1,602,894	142,497,277
Lennar Corp. Class A	3,130,620	363,652,819
Lincoln National Corp.	2,011,579	137,310,383
Linde PLC	5,852,901	2,027,620,493
Live Nation Entertainment, Inc. (a)	1,502,897	179,881,742
LKQ Corp.	3,092,516	185,643,735
Lockheed Martin Corp.	2,808,571	998,194,219
Loews Corp.	2,326,980	134,406,365
Lowe's Cos., Inc.	7,906,730	2,043,731,570
Lumen Technologies, Inc.	10,520,084	132,027,054
LyondellBasell Industries NV Class A	2,958,028	272,818,922
M&T Bank Corp.	1,467,678	225,405,987
Marathon Oil Corp.	8,982,380	147,490,680
Common Stocks	Shares	Value
Marathon Petroleum Corp.	7,029,011	$449,786,414
MarketAxess Holdings, Inc.	432,726	177,967,222
Marriott International, Inc. Class A (a)	3,119,196	515,415,947
Marsh & McLennan Cos., Inc.	5,775,258	1,003,855,346
Martin Marietta Materials, Inc.	711,664	313,502,225
Masco Corp.	2,826,590	198,483,150
Mastercard, Inc. Class A	9,920,831	3,564,752,995
Match Group, Inc. (a)	3,233,522	427,633,284
McCormick & Co., Inc.	2,840,782	274,447,949
McDonald's Corp.	8,533,948	2,287,695,440
McKesson Corp.	1,762,364	438,070,819
Medtronic PLC	15,369,622	1,589,987,396
Merck & Co., Inc.	28,830,160	2,209,543,462
Meta Platforms, Inc. Class A (a)	27,022,377	9,088,976,504
MetLife, Inc.	8,299,010	518,605,135
Mettler-Toledo International, Inc. (a)	263,943	447,966,699
MGM Resorts International	4,570,979	205,145,538
Microchip Technology, Inc.	6,336,684	551,671,709
Micron Technology, Inc.	12,832,393	1,195,337,408
Microsoft Corp.	85,741,514	28,836,585,988
Mid-America Apartment Communities, Inc. REIT	1,313,817	301,442,172
Moderna, Inc. (a)	4,028,124	1,023,062,934
Mohawk Industries, Inc. (a)	636,974	116,043,923
Molson Coors Beverage Co. Class B	2,161,380	100,179,963
Mondelez International, Inc. Class A	15,935,655	1,056,693,283
Monolithic Power Systems, Inc.	487,400	240,449,042
Monster Beverage Corp. (a)	4,248,605	408,036,024
Moody's Corp.	1,846,065	721,036,068

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)

Common Stocks	Shares	Value
Morgan Stanley	16,392,531	$1,609,090,843
Mosaic Co.	4,230,193	166,204,283
Motorola Solutions, Inc.	1,929,909	524,356,275
MSCI, Inc.	939,385	575,551,796
Nasdaq, Inc.	1,325,493	278,366,785
NetApp, Inc.	2,556,365	235,160,016
Netflix, Inc. (a)	5,058,811	3,047,630,099
Newell Brands, Inc.	4,339,009	94,763,957
Newmont Corp.	9,110,195	565,014,294
News Corp. Class A	4,490,445	100,181,828
News Corp. Class B	1,407,611	31,671,248
NextEra Energy, Inc.	22,407,754	2,091,987,913
Nielsen Holdings PLC	4,108,156	84,258,280
NIKE, Inc. Class B	14,563,587	2,427,313,045
NiSource, Inc.	4,441,810	122,638,374
Norfolk Southern Corp.	2,778,745	827,260,174
Northern Trust Corp.	2,375,333	284,113,580
Northrop Grumman Corp.	1,715,274	663,931,107
NortonLifeLock, Inc.	6,626,314	172,151,638
Norwegian Cruise Line Holdings, Ltd. (a)	4,179,324	86,679,180
NRG Energy, Inc.	2,808,686	120,998,193
Nucor Corp.	3,263,443	372,522,018
NVIDIA Corp.	28,550,981	8,397,129,022
NVR, Inc. (a)	38,502	227,503,313
NXP Semiconductors NV	3,023,112	688,604,451
Occidental Petroleum Corp.	10,113,820	293,199,642
Old Dominion Freight Line, Inc.	1,069,029	383,118,613
Omnicom Group, Inc.	2,443,894	179,064,113
ONEOK, Inc.	5,081,275	298,575,719
Oracle Corp.	18,417,760	1,606,212,850
O'Reilly Automotive, Inc. (a)	769,706	543,589,468
Organon & Co.	2,903,765	88,419,644
Otis Worldwide Corp.	4,864,838	423,581,445
PACCAR, Inc.	3,958,114	349,343,142
Packaging Corp. of America	1,082,920	147,439,558
Parker-Hannifin Corp.	1,471,549	468,129,168
Paychex, Inc.	3,651,593	498,442,444
Common Stocks	Shares	Value
Paycom Software, Inc. (a)	547,623	$227,367,593
PayPal Holdings, Inc. (a)	13,417,745	2,530,318,352
Penn National Gaming, Inc. (a)	1,897,344	98,377,286
Pentair PLC	1,889,826	138,013,993
People's United Financial, Inc.	4,886,799	87,082,758
PepsiCo, Inc.	15,789,902	2,742,863,876
PerkinElmer, Inc.	1,441,677	289,863,578
Pfizer, Inc.	64,100,028	3,785,106,653
Philip Morris International, Inc.	17,751,392	1,686,382,240
Phillips 66	4,993,080	361,798,577
Pinnacle West Capital Corp.	1,293,045	91,276,047
Pioneer Natural Resources Co.	2,586,981	470,520,104
PNC Financial Services Group, Inc.	4,844,196	971,358,182
Pool Corp.	457,748	259,085,368
PPG Industries, Inc.	2,706,220	466,660,577
PPL Corp.	8,766,762	263,528,866
Principal Financial Group, Inc.	2,844,326	205,730,100
Procter & Gamble Co.	27,645,042	4,522,175,970
Progressive Corp.	6,671,167	684,795,293
Prologis, Inc. REIT	8,420,157	1,417,617,633
Prudential Financial, Inc.	4,316,101	467,174,772
PTC, Inc. (a)	1,207,004	146,228,535
Public Service Enterprise Group, Inc.	5,764,050	384,635,056
Public Storage REIT	1,737,683	650,866,544
PulteGroup, Inc.	2,956,311	168,982,737
PVH Corp.	816,434	87,072,686
Qorvo, Inc. (a)	1,270,786	198,738,223
QUALCOMM, Inc.	12,790,232	2,338,949,726
Quanta Services, Inc.	1,591,293	182,457,655
Quest Diagnostics, Inc.	1,392,785	240,965,733
Ralph Lauren Corp.	554,079	65,857,830
Raymond James Financial, Inc.	2,113,969	212,242,488

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)

Common Stocks	Shares	Value
Raytheon Technologies Corp.	17,170,133	$1,477,661,646
Realty Income Corp. REIT	6,462,003	462,614,795
Regency Centers Corp. REIT	1,743,953	131,406,859
Regeneron Pharmaceuticals, Inc. (a)	1,198,640	756,965,133
Regions Financial Corp.	10,882,205	237,232,069
Republic Services, Inc.	2,395,072	333,992,790
ResMed, Inc.	1,659,092	432,160,284
Robert Half International, Inc.	1,276,199	142,321,712
Rockwell Automation, Inc.	1,322,598	461,388,312
Rollins, Inc.	2,544,860	87,059,661
Roper Technologies, Inc.	1,201,988	591,209,818
Ross Stores, Inc.	4,071,358	465,274,792
Royal Caribbean Cruises, Ltd. (a)	2,517,612	193,604,363
S&P Global, Inc.	2,747,235	1,296,502,614
salesforce.com, Inc. (a)	11,180,719	2,841,356,119
SBA Communications Corp. REIT	1,248,616	485,736,596
Schlumberger NV	15,945,462	477,566,587
Seagate Technology Holdings PLC	2,292,592	259,017,044
Sealed Air Corp.	1,708,197	115,252,052
Sempra Energy	3,622,367	479,166,707
ServiceNow, Inc. (a)	2,272,616	1,475,177,772
Sherwin-Williams Co.	2,751,769	969,062,971
Signature Bank	695,600	225,005,732
Simon Property Group, Inc. REIT	3,746,416	598,564,884
Skyworks Solutions, Inc.	1,882,741	292,088,439
Snap-on, Inc.	615,668	132,602,574
SolarEdge Technologies, Inc. (a)	602,350	169,001,340
Southern Co.	12,071,732	827,879,381
Southwest Airlines Co. (a)	6,745,231	288,965,696
Common Stocks	Shares	Value
Stanley Black & Decker, Inc.	1,848,804	$348,721,410
Starbucks Corp.	13,430,197	1,570,930,143
State Street Corp. (c)	4,168,702	387,689,286
STERIS PLC	1,120,788	272,811,007
Stryker Corp.	3,826,146	1,023,187,963
SVB Financial Group (a)	668,898	453,673,380
Synchrony Financial	6,248,804	289,882,018
Synopsys, Inc. (a)	1,739,990	641,186,315
Sysco Corp.	5,833,135	458,192,754
T Rowe Price Group, Inc.	2,586,272	508,564,526
Take-Two Interactive Software, Inc. (a)	1,322,813	235,090,326
Tapestry, Inc.	3,189,373	129,488,544
Target Corp.	5,573,129	1,289,844,976
TE Connectivity, Ltd.	3,738,672	603,197,340
Teledyne Technologies, Inc. (a)	532,449	232,621,644
Teleflex, Inc.	533,412	175,215,174
Teradyne, Inc.	1,861,527	304,415,510
Tesla, Inc. (a)	9,289,482	9,816,938,788
Texas Instruments, Inc.	10,546,641	1,987,725,429
Textron, Inc.	2,554,577	197,213,344
Thermo Fisher Scientific, Inc.	4,500,176	3,002,697,434
TJX Cos., Inc.	13,753,430	1,044,160,406
T-Mobile US, Inc. (a)	6,687,099	775,569,742
Tractor Supply Co.	1,303,336	310,975,970
Trane Technologies PLC	2,708,595	547,217,448
TransDigm Group, Inc. (a)	597,219	379,998,505
Travelers Cos., Inc.	2,842,605	444,668,700
Trimble, Inc. (a)	2,867,984	250,059,525
Truist Financial Corp.	15,218,261	891,029,182
Twitter, Inc. (a)	9,097,606	393,198,531
Tyler Technologies, Inc. (a)	466,172	250,777,227
Tyson Foods, Inc. Class A	3,360,925	292,938,223
UDR, Inc. REIT	3,319,653	199,145,983
Ulta Beauty, Inc. (a)	624,110	257,345,517
Under Armour, Inc. Class A (a)	2,169,584	45,973,485

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)

Common Stocks	Shares	Value
Under Armour, Inc. Class C (a)	2,263,842	$40,839,710
Union Pacific Corp.	7,341,171	1,849,461,210
United Airlines Holdings, Inc. (a)	3,662,773	160,356,202
United Parcel Service, Inc. Class B	8,327,227	1,784,857,835
United Rentals, Inc. (a)	825,073	274,163,507
UnitedHealth Group, Inc.	10,756,004	5,401,019,849
Universal Health Services, Inc. Class B	864,271	112,061,378
US Bancorp	15,382,680	864,045,136
Valero Energy Corp.	4,660,726	350,067,130
Ventas, Inc. REIT	4,559,034	233,057,818
VeriSign, Inc. (a)	1,109,120	281,516,838
Verisk Analytics, Inc.	1,839,200	420,680,216
Verizon Communications, Inc.	47,280,889	2,456,714,992
Vertex Pharmaceuticals, Inc. (a)	2,903,680	637,648,128
VF Corp.	3,689,873	270,172,501
ViacomCBS, Inc. Class B	6,907,492	208,468,109
Viatris, Inc.	13,782,924	186,482,962
Visa, Inc. Class A	19,150,686	4,150,145,163
Vontier Corp.	1	31
Vornado Realty Trust REIT	1,802,757	75,463,408
Vulcan Materials Co.	1,512,772	314,021,212
W.W. Grainger, Inc.	498,383	258,282,006
Walmart, Inc.	16,275,116	2,354,846,534
Walgreens Boots Alliance, Inc.	8,185,246	426,942,431
Walt Disney Co. (a)	20,751,894	3,214,260,862
Waste Management, Inc.	4,415,515	736,949,453
Waters Corp. (a)	699,518	260,640,407
WEC Energy Group, Inc.	3,596,530	349,115,167
Common Stocks	Shares	Value
Wells Fargo & Co.	45,528,627	$2,184,463,523
Welltower, Inc. REIT	4,971,448	426,401,095
West Pharmaceutical Services, Inc.	843,550	395,633,385
Western Digital Corp. (a)	3,494,654	227,886,387
Westinghouse Air Brake Technologies Corp.	2,154,479	198,449,061
Westrock Co.	3,028,510	134,344,704
Weyerhaeuser Co. REIT	8,547,206	351,973,943
Whirlpool Corp.	714,226	167,600,273
Williams Cos., Inc.	13,852,029	360,706,835
Willis Towers Watson PLC	1,422,620	337,858,024
WR Berkley Corp.	1,597,947	131,654,853
Wynn Resorts, Ltd. (a)	1,208,088	102,735,804
Xcel Energy, Inc.	6,138,943	415,606,441
Xilinx, Inc.	2,823,103	598,582,529
Xylem, Inc.	2,054,247	246,345,300
Yum! Brands, Inc.	3,368,930	467,809,620
Zebra Technologies Corp. Class A (a)	608,383	362,109,562
Zimmer Biomet Holdings, Inc.	2,380,581	302,429,010
Zions Bancorp NA	1,845,566	116,565,949
Zoetis, Inc.	5,402,924	1,318,475,544
Total Common Stocks (Cost $433,166,816,229)		$460,870,475,278
(a)	Non-income producing security.
(b)	Affiliate of the Sponsor. See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company( the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Trust’s investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$460,870,475,278	$—	$—	$460,870,475,278
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
December 31, 2021 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at December 31, 2021 and for the period then ended are:
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
Intercontinental Exchange, Inc.	5,931,479	$681,052,419	$230,706,630	$164,294,808	$40,802,130	$89,811,937	6,420,109	$878,078,308	$2,052,646
State Street Corp.	3,850,822	326,241,640	105,491,626	75,517,901	3,387,506	28,086,415	4,168,702	387,689,286	2,203,547
TOTAL		$1,007,294,059	$336,198,256	$239,812,709	$44,189,636	$117,898,352		$1,265,767,594	$4,256,193
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Valuation
The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value ("NAV") and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at December 31, 2021 are listed in the Schedule of Investments.
Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.